Note 6 - Credit Assets, Net of Allowance for Credit Losses	12 Months Ended
Oct. 31, 2025
Statement Line Items [Line Items]
Disclosure of loans and advances to customers [text block]
6.	Credit assets, net of allowance for credit losses:

VersaBank organizes its Credit Asset portfolios into the following two broad asset categories: Receivable Purchase Program (previously referred to as “Receivable Purchase Program/Point-of-Sale Loans & Leases” or “Point-of-Sale Loans & Leases”) and Multi-Family Residential Loans and Other (the amalgamation of what was previously referred to as “Commercial Real Estate Mortgages”, “Commercial Real Estate Loans”, and “Public Sector and Other Financing”). These categories have been established in VersaBank’s proprietary, internally developed asset management system and have been designed to catalogue individual lending assets as a function primarily of their key risk drivers, the nature of the underlying collateral, and the applicable market segment.

The Receivable Purchase Program (“RPP”) category is composed of investments in the expected cash flow streams derived primarily from consumer and small business loans and leases that are originated and owned throughout their lifetime by VersaBank’s RPP partners as well as asset-backed securities that have similar underlying assets noted in the RPP portfolio.

The Multi-Family Residential Loans and Other (“MROL”) category is composed of two major sub-segments:  Multi-Family Residential Loans, which consists of CMHC-insured (zero-risk weighted) loans and uninsured loans to real estate developers to finance the construction phase of development of multi-family, student residence, condominium and retirement home properties, as well as term and bridge loans to real estate developers secured by completed aforementioned properties and units.  It also includes the public sector and infrastructure loans and leases. The majority of these loans are business-to-business loans with the underlying credit risk exposure being primarily residential in nature, given that the vast majority of the loans are related to properties that are designated primarily for residential use. The portfolio benefits from diversity in its underlying security in the form of a broad range of such collateral properties.

a)	Portfolio analysis:

(thousands of Canadian dollars)
	2025	2024

Receivable purchase program	$4,043,007	$3,307,328
Multi-family residential loans and other	1,007,232	910,314
	5,050,239	4,217,642

Allowance for credit losses	(7,279)	(3,303)
Accrued interest	23,418	21,777

Total credit assets, net of allowance for credit losses	$5,066,378	$4,236,116

The following table provides a summary of credit asset amounts, ECL allowance amounts, and expected loss (“EL”) rates by lending asset category:

	As at October 31, 2025
(thousands of Canadian dollars)	Stage 1	Stage 2	Stage 3	Total
Receivable purchase program	$4,017,931	$17,516	$7,560	$4,043,007
ECL allowance	3,187	72	2,172	5,431
EL %	0.08%	0.41%	28.73%	0.13%
Multi-family residential loans and other	$854,692	$113,227	$39,313	$1,007,232
ECL allowance	1,493	354	1	1,848
EL %	0.17%	0.31%	0.00%	0.18%
Total credit assets	$4,872,623	$130,743	$46,873	$5,050,239
Total ECL allowance	4,679	426	2,174	7,279
Total EL %	0.10%	0.33%	4.64%	0.14%

	As at October 31, 2024
(thousands of Canadian dollars)	Stage 1	Stage 2	Stage 3	Total
Receivable purchase program	$3,294,675	$12,653	$-	$3,307,328
ECL allowance	783	-	-	783
EL %	0.02%	0.00%	0.00%	0.02%
Multi-family residential loans and other	$737,125	$173,121	$68	$910,314
ECL allowance	2,213	306	1	2,520
EL %	0.30%	0.18%	1.47%	0.28%
Total credit assets	$4,031,800	$185,774	$68	$4,217,642
Total ECL allowance	2,996	306	1	3,303
Total EL %	0.07%	0.16%	1.47%	0.08%

The Bank’s maximum exposure to credit risk is the carrying value of its financial assets. The Bank holds security against the majority of its credit assets in the form of mortgage interests over property, other registered securities over assets, guarantees and/or cash reserves (holdbacks) related to receivables purchased included in the RPP Financing portfolio (note 13).

Allowance for credit losses

The Bank maintains an allowance for expected credit losses that is adequate, in management’s opinion, to absorb all credit related losses in the Bank’s credit asset and treasury portfolios. Under IFRS 9: Financial Instruments (“IFRS 9”) the Bank’s allowance for expected credit losses is estimated using the expected credit loss methodology and is comprised of expected credit losses recognized on both performing credit assets, and non-performing, or impaired credit assets even if no actual loss event has occurred.

The expected credit loss methodology requires the recognition of credit losses based on 12 months of expected losses for performing credit assets which is reflected in the Bank’s stage 1 grouping. The Bank recognizes lifetime expected losses on credit assets that have experienced a significant increase in credit risk since origination which is reflected in the Bank’s stage 2 grouping. Impaired credit assets require recognition of lifetime losses and are reflected in stage 3 grouping.

Assessment of significant increase in credit risk (“SICR”)

At each reporting date, the Bank assesses whether there has been a SICR for credit assets since initial recognition by comparing, at the reporting date, the risk of default occurring over the remaining expected life against the risk of default at initial recognition.

SICR is a function of the credit asset’s internal risk rating assignment, internal watchlist status, credit asset review status and delinquency status which are updated as necessary in response to changes including, but not limited to, changes in macroeconomic and/or market conditions, changes in a borrower’s credit risk profile, and changes in the strength of the underlying security, including guarantor status, if a guarantor exists. Notwithstanding the above, the assessment of a significant increase in credit risk will require experienced credit judgement.

Quantitative models may not always be able to capture all reasonable and supportable information that may indicate a SICR. As a result, qualitative factors may be considered to supplement such a gap. Examples include changes in adjudication criteria for a particular group of borrowers or asset categories or changes in portfolio composition as well as changes in Canadian and US macroeconomic trends attributable to changes in monetary policy, inflation, employment rates, consumer behaviour and geo-political risks.

Expected credit loss model - Estimation of expected credit losses

Expected credit losses are an estimate of a credit asset’s expected cash shortfalls discounted at the effective interest rate, where a cash shortfall is the difference between the contractual cash flows that are due to the Bank and the cash flows that the Bank actually expects to receive.

Forward-looking information

The Bank incorporates the impact of future economic conditions, or more specifically forward-looking information into the estimation of expected credit losses at the credit risk parameter level. This is accomplished via the credit risk parameter models and proxy datasets that the Bank utilizes to develop PD and LGD term structure forecasts for its credit assets. The Bank has sourced credit risk modeling systems and forecast macroeconomic scenario data from Moody’s Analytics, a third-party service provider for the purpose of computing forward-looking credit risk parameters under multiple macroeconomic scenarios that consider both market-wide and idiosyncratic factors and influences. These systems are used in conjunction with the Bank’s internally developed ECL models. Given that the Bank has experienced very limited historical losses and, therefore, does not have available statistically significant loss data inventory for use in developing internal, forward-looking expected credit loss trends, the use of unbiased, third-party forward-looking credit risk parameter modeling systems is particularly important for the Bank in the context of the estimation of expected credit losses.

The Bank utilizes macroeconomic indicator data derived from multiple macroeconomic scenarios in order to mitigate volatility in the estimation of expected credit losses, as well as to satisfy the IFRS 9 requirement that future economic conditions are to be based on an unbiased, probability-weighted assessment of possible future outcomes. More specifically, the macroeconomic indicators set out in the macroeconomic scenarios are used as inputs for the credit risk parameter models utilized by the Bank to sensitize the individual PD and LGD term structure forecasts to the respective macroeconomic trajectory set out in each of the scenarios (see Expected Credit Loss Sensitivity below). Currently the Bank utilizes upside, downside and baseline forecast macroeconomic scenarios, and assigns discrete weights to each for use in the estimation of its reported ECL. The Bank has also applied expert credit judgement, where appropriate, to reflect, amongst other items, uncertainty in the Canadian and US macroeconomic environments.

The macroeconomic indicator data utilized by the Bank for the purpose of sensitizing PD and LGD term structure data to forward economic conditions include, but are not limited to: real GDP, the national unemployment rate, long term interest rates, the consumer price index, the S&P/TSX Index and the price of oil. These specific macroeconomic indicators were selected in an attempt to ensure that the spectrum of fundamental macroeconomic influences on the key drivers of the credit risk profile of the Bank’s balance sheet, including: corporate, consumer and real estate market dynamics; corporate, consumer and SME borrower performance; geography; as well as collateral value volatility, are appropriately captured and incorporated into the Bank’s forward macroeconomic sensitivity analysis.

The key assumptions driving the outlook includes global tariff policies, which, while stabilizing, remain uncertain in their size, scope, and timing. Tariffs continue to pose challenges to both the Canadian and U.S. economies, with elevated measures increasing cross-border costs and supply chain pressures. Export demand and investment are expected to remain soft, which may weigh on hiring and consumption growth amid ongoing trade uncertainty and geopolitical tensions. Although a recession is not anticipated, overall GDP growth is expected to remain subdued through this year and in 2026. As economic momentum softens, the Bank of Canada and the U.S. Federal Reserve are expected to maintain accommodative policies, with some rate reductions likely, though the extent of easing may be limited by persistent inflationary pressures. Labour market conditions are expected to weaken modestly, with hiring slowing in response to softer growth. Recent changes to Canadian immigration policy are anticipated to influence labour force growth, which may further influence employment trends. While tariffs may add to cost pressures, overall inflation is expected to moderate gradually, supported by easing commodity prices and weaker global demand.

Management developed ECL estimates using credit risk parameter term structure forecasts sensitized to individual baseline, upside and downside forecast macroeconomic scenarios, each weighted at 100%, and subsequently computed the variance of each to the Bank’s reported ECL as at October 31, 2025 in order to assess the alignment of the Bank’s reported ECL with the Bank’s credit risk profile, and further, to assess the scope, depth and ultimate effectiveness of the credit risk mitigation strategies that the Bank has applied to its lending portfolios (see Expected Credit Loss Sensitivity below).

Expected credit loss sensitivity:

The following table presents the sensitivity of the Bank’s estimated ECL to a range of individual macroeconomic scenarios, that in isolation may not reflect the Bank’s actual expected ECL exposure, as well as the variance of each to the Bank’s reported ECL as at October 31, 2025:

(thousands of Canadian dollars)
	Reported	100%	100%	100%
	ECL
		Upside	Baseline	Downside

Allowance for expected credit losses	$7,279	$6,742	$7,198	$7,932
Provision (recovery) from reported ECL		(537)	(80)	653
Variance from reported ECL (%)		(7%)	(1%)	9%

b)	Allowance for credit losses:

The following table provides a reconciliation of the Bank’s ECL allowance by credit asset category for the year ended October 31, 2025:

(thousands of Canadian dollars)	Stage 1	Stage 2	Stage 3	Total

Receivable purchase program
Balance at beginning of period	$783	$-	$-	$783
Transfer in (out) to Stage 1	-	-	-	-
Transfer in (out) to Stage 2	-	-	-	-
Transfer in (out) to Stage 3	-	-	-	-
Net remeasurement of loss allowance	2,403	72	2,172	4,648
Credit asset originations	-	-	-	-
Derecognitions and maturities	-	-	-	-
Provision for (recovery of) credit losses	2,403	72	2,172	4,648
Write-offs	-	-	-	-
Recoveries	-	-	-	-
Balance at end of period	$3,187	$72	$2,172	$5,431

Multi-family residential loans and other
Balance at beginning of period	$2,213	$306	$1	$2,520
Transfer in (out) to Stage 1	(760)	760	-	-
Transfer in (out) to Stage 2	508	(508)	-	-
Transfer in (out) to Stage 3	(2)	(170)	172	-
Net remeasurement of loss allowance	(526)	545	(170)	(152)
Credit asset originations	613	137	-	751
Derecognitions and maturities	(129)	(705)	-	(834)
Provision for (recovery of) credit losses	(295)	59	1	(235)
Write-offs	(442)	-	-	(442)
Recoveries	-	-	-	-
FX Impact	18	(12)	(0)	6
Balance at end of period	$1,493	$354	$2	$1,848

Total balance at end of period	$4,679	$426	$2,174	$7,279

The following table provides a reconciliation of the Bank’s ECL allowance by credit asset category for the year ended October 31, 2024:

(thousands of Canadian dollars)	Stage 1	Stage 2	Stage 3	Total

Receivable purchase program
Balance at beginning of period	$100	$-	$-	$100
Transfer in (out) to Stage 1	56	(56)	-	-
Transfer in (out) to Stage 2	(124)	124	-	-
Transfer in (out) to Stage 3	-	-	-	-
Net remeasurement of loss allowance	751	(68)	-	683
Credit asset originations	-	-	-	-
Derecognitions and maturities	-	-	-	-
Provision for (recovery of) credit losses	683	-	-	683
Write-offs	-	-	-	-
Recoveries	-	-	-	-
Balance at end of period	$783	$-	$-	$783

Multi-family residential loans and other
Balance at beginning of period	$1,845	$568	$-	$2,413
Transfer in (out) to Stage 1	484	(484)	-	-
Transfer in (out) to Stage 2	(534)	534	-	-
Transfer in (out) to Stage 3	(1)	-	1	-
Net remeasurement of loss allowance	(556)	(235)	-	(791)
Credit asset originations	146	12	-	158
Derecognitions and maturities	(229)	(89)	-	(318)
Provision for (recovery of) credit losses	(690)	(262)	1	(951)
Write-offs	(4)	-	-	(4)
Recoveries	-	-	-	-
Acquired Credit Assets	1,032	-	-	-
FX Impact	30	-	-	1,032
Balance at end of period	$2,213	$306	$1	$2,520

Total balance at end of period	$2,996	$306	$-	$3,303

c)	Maturities and yields:

(thousands of Canadian dollars)
		Within	3 months to	1 year to	2 years to	Over	2025	2024
	Floating	3 months	1 year	2 years	5 years	5 years	Total	Total

Total credit assets	$819,260	$86,239	$336,196	$417,528	$2,797,605	$593,411	$5,050,239	$4,217,642
Average effective yield	6.42%	5.86%	5.29%	5.74%	5.85%	6.38%	5.96%	6.56%

Average effective yields are based on book values and contractual interest rates, adjusted for the amortization of any deferred income and expenses.

d)	Impaired credit assets:

At October 31, 2025, the Bank held impaired credit assets amounting to $39.2 million ( October 31, 2024 - $nil). Of this balance, $31.5 million was fully repaid on December 1, 2025.